Equity	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
EQUITY

NOTE 6 - EQUITY

a.	Share capital:

1)	Composed as follows:

	Number of shares
	Authorized		Issued and paid
	June 30,	December 31,	June 30,	December 31,
	2024	2023	2024	2023
	In thousands
Ordinary shares of no-par value	200,000	200,000	28,852	27,989

2)	The ordinary shares confer upon their holders’ voting rights and the right to participate in shareholders’ meetings, the right to receive dividends and the right to participate in surplus assets in the event of liquidation of the Company.

3)	On May 8, 2024, the Company issued 862,298 Ordinary Shares in relation to RSUs grants.

b.	Share based payments

In August 2013, the Company board of directors approved and adopted the Company 2013 Share Option and Incentive Plan, or the 2013 Plan, which expires in August 2023. The 2013 Plan provides for the issuance of shares and the granting of options, restricted shares, restricted share units and other share-based awards to employees, directors, officers, consultants, advisors, and service providers of us and the Company U.S. Subsidiary. The Plan provides for awards to be issued at the determination of the Company’s board of directors in accordance with applicable law.

In June 2021, the Company’s board of directors approved the grant of 1,280,000 options pursuant to the Company’s option plan, to certain employees, consultants and directors.

In October 2021, the Company’s board of directors approved the grant of 90,000 options to consultants.

The amounts of expenses that were recorded for options to employees and other service providers are USD 14 thousand and USD 143 thousand for the six months ended June 30, 2024 and 2023, respectively.

c.

Restricted Share Units

On June 15, 2023, the Board approved a grant of restricted share units (RSUs) to the Company’s Directors, Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), employees and to an advisor of the Company, subject to the approval of shareholders at the general meeting of the shareholders.

On August 8, 2023, the Company’s shareholders approved the RSUs grants at the Company’s annual general meeting. The RSUs shall vest over a period of three years commencing on January 1, 2023, with 1/12 of such options vesting at the end of each subsequent three-month period following the grant.

The RSUs grant will be in accordance and pursuant to Section 102 of the Income Tax Ordinance [New Version] (“Tax Ordinance”), if applicable, and the RSUs will be accelerated upon the closing of a material transaction, resulting in change of control of the Company.

During the six months ended June 30, 2024, the Company recognized an expense in the aggregated amount of USD 130 thousand in relation to these RSUs.